Consolidated Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Common stock par value	$ 0.0001
Common stock shares authorized	1,000,000,000
Common stock shares, issued	1
Common stock shares outstanding	1
Willow Lane Acquisition Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Subject to possible redemption, shares	12,650,000	12,650,000
Redemption price per share	$ 10.38	$ 10.05
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000
Common stock shares, issued	0	0
Common stock shares outstanding	0	0
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000
Common stock shares, issued	4,628,674	4,628,674
Common stock shares outstanding	4,628,674	4,628,674